SUBSEQUENT EVENTS	12 Months Ended
Jan. 31, 2022
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

Subsequent to January 31, 2022, the Company announced its intention to complete a non-brokered private placement (the “2022 Offering”) of up to 6,666,667 units (the “2022 Units”) at a price of $0.15 per 2022 Unit for gross proceeds of up to $1,000,000. Each 2022 Unit will consist of one common Share and one whole transferable common share purchase warrant (a “2022 Warrant”). Each whole 2022 Warrant will entitle the holder thereof, on exercise, to purchase one Share (a “2022 Warrant Share”) until the close of business on the day which is 24 months from its date of issue at an exercise price of $0.30 per 2022 Warrant Share for the first 12 months from its date of issue and $0.60 per 2022 Warrant Share for the remaining 12 months. On May 16, 2022, the Company closed the first tranche of the 2022 Offering for gross proceeds of $496,300. In connection with the first tranche of the 2022 Offering, the Company paid aggregate finder’s fees of $30,314 and issued 202,090 Share purchase warrants with the same terms as 2022 Warrants.

Subsequent to January 31, 2022, the Company issued a number of notes payable to its CEO, for a total of $432,702. The notes payable accumulate interest at a rate of 8% per annum, are unsecured, and are payable on demand.